PROPERTY, PLANT AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2016
PROPERTY, PLANT AND EQUIPMENT
Property, Plant and Equipment

($ in millions)

At December 31:	2016	2015
Land and land improvements	$506	$558
Buildings and building improvements	6,326	6,552
Plant, laboratory and office equipment	22,318	21,116
Plant and other property—gross	29,150	28,226
Less: Accumulated depreciation	18,842	18,051
Plant and other property—net	10,308	10,176
Rental machines	984	1,115
Less: Accumulated depreciation	461	565
Rental machines—net	523	551

Total—net	$10,830	$10,727